Quarterly Holdings Report
for

Fidelity® Real Estate Investment Portfolio

April 30, 2021

REA-QTLY-0621
1.800348.117

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
Equity Real Estate Investment Trusts (REITs) - 95.5%
REITs - Apartments - 9.3%
American Homes 4 Rent Class A	2,623,900	$97,189
Invitation Homes, Inc.	2,948,000	103,357
Mid-America Apartment Communities, Inc.	862,300	135,666
UDR, Inc.	3,295,141	153,059
		489,271
REITs - Diversified - 41.0%
Apartment Income (REIT) Corp.	1,669,068	75,358
Crown Castle International Corp.	2,514,700	475,431
Digital Realty Trust, Inc.	2,622,100	404,616
Duke Realty Corp.	6,027,000	280,376
Equinix, Inc.	466,200	336,018
Gaming & Leisure Properties	2,404,810	111,800
Lamar Advertising Co. Class A	491,600	48,688
SBA Communications Corp. Class A	1,001,583	300,194
VICI Properties, Inc. (a)	2,985,600	94,644
Washington REIT (SBI)	1,672,000	38,824
		2,165,949
REITs - Health Care - 9.4%
Medical Properties Trust, Inc.	2,970,800	65,506
Ventas, Inc.	3,161,654	175,345
Welltower, Inc.	3,410,740	255,908
		496,759
REITs - Hotels - 1.6%
DiamondRock Hospitality Co. (b)	4,299,200	44,798
RLJ Lodging Trust	2,045,395	33,013
Ryman Hospitality Properties, Inc.	96,100	7,558
		85,369
REITs - Management/Investment - 5.4%
American Assets Trust, Inc.	904,600	31,706
Lexington Corporate Properties Trust	4,514,900	55,262
National Retail Properties, Inc.	2,363,500	109,714
Weyerhaeuser Co.	2,329,900	90,330
		287,012
REITs - Manufactured Homes - 4.5%
Equity Lifestyle Properties, Inc.	2,006,674	139,263
Sun Communities, Inc.	586,863	97,906
		237,169
REITs - Office Property - 4.9%
Brandywine Realty Trust (SBI)	1,936,800	26,205
Highwoods Properties, Inc. (SBI)	985,423	44,137
Mack-Cali Realty Corp.	1,628,300	26,639
Piedmont Office Realty Trust, Inc. Class A	1,756,200	32,700
VEREIT, Inc.	2,706,937	129,500
		259,181
REITs - Shopping Centers - 2.8%
Kimco Realty Corp.	3,562,990	74,823
Regency Centers Corp.	1,177,500	74,960
		149,783
REITs - Single Tenant - 1.5%
Spirit Realty Capital, Inc.	1,643,800	78,146
REITs - Storage - 6.8%
CubeSmart	3,484,300	147,525
Extra Space Storage, Inc.	980,140	145,737
Iron Mountain, Inc.(a)	1,717,000	68,886
		362,148
REITs - Warehouse/Industrial - 8.3%
Prologis (REIT), Inc.	3,771,730	439,520

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		5,050,307

Real Estate Management & Development - 4.0%
Real Estate Development - 1.3%
Instone Real Estate Group BV (c)	2,281,729	67,757
Real Estate Services - 2.7%
CBRE Group, Inc. (b)	1,375,200	117,167
Realogy Holdings Corp. (b)	1,572,500	27,173
		144,340

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		212,097

TOTAL COMMON STOCKS
(Cost $3,673,882)		5,262,404

Money Market Funds - 3.3%
Fidelity Cash Central Fund 0.04% (d)	24,097,457	24,102
Fidelity Securities Lending Cash Central Fund 0.04% (d)(e)	149,194,081	149,209
TOTAL MONEY MARKET FUNDS
(Cost $173,311)		173,311
TOTAL INVESTMENT IN SECURITIES - 102.8%
(Cost $3,847,193)		5,435,715
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(149,095)
NET ASSETS - 100%		$5,286,620

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $67,757,000 or 1.3% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$15
Fidelity Securities Lending Cash Central Fund	25
Total	$40

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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